Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

September 30, 2020

EMC-QTLY-1120
1.926211.109

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.5%
		Principal Amount(a)	Value
Argentina - 2.2%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$42,188	$29,505
9.375% 2/1/27 pay-in-kind (b)(c)		15,677,401	10,557,750
Banco Macro SA 6.75% 11/4/26 (b)(c)		7,885,000	5,862,005
Pampa Holding SA:
7.375% 7/21/23 (b)		1,275,000	1,062,633
7.5% 1/24/27 (b)		2,185,000	1,631,239
Tecpetrol SA 4.875% 12/12/22 (b)		1,170,000	1,081,314
Telecom Argentina SA 8.5% 8/6/25 (b)		1,726,000	1,471,415
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		6,630,000	5,283,281
YPF SA:
8.5% 3/23/21 (b)		680,000	635,078
8.5% 3/23/25 (b)		9,307,000	7,371,144
8.75% 4/4/24 (b)		30,115,000	24,242,575

TOTAL ARGENTINA			59,227,939

Austria - 0.1%
JBS Investments II GmbH 7% 1/15/26 (b)		2,360,000	2,519,300
Azerbaijan - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,465,000	3,948,368
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,635,000	1,729,013
7.625% 11/7/24 (b)		5,025,000	5,350,055

TOTAL BAHRAIN			7,079,068

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,010,000	953,188
Bermuda - 0.5%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	1,949,997
GeoPark Ltd. 6.5% 9/21/24 (b)		3,660,000	3,440,400
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		5,230,000	5,471,888
5% 10/19/25 (b)		2,795,000	3,266,656

TOTAL BERMUDA			14,128,941

British Virgin Islands - 2.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		43,000,000	43,038,270
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,342,012
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		7,612,000	7,607,243
5.125% 5/15/24 (b)		1,850,000	2,009,563

TOTAL BRITISH VIRGIN ISLANDS			53,997,088

Canada - 1.1%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		965,000	963,215
7.25% 4/1/23 (b)		22,505,000	22,246,755
7.5% 4/1/25 (b)		2,900,000	2,871,000
Frontera Energy Corp. 9.7% 6/25/23 (b)		3,185,000	2,593,784

TOTAL CANADA			28,674,754

Cayman Islands - 1.5%
Comcel Trust 6.875% 2/6/24 (b)		11,400,000	11,528,478
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		3,290,000	3,372,250
3.875% 7/18/29 (Reg. S)		2,815,000	2,910,006
DP World Salaam 6% (Reg. S) (c)(d)		1,100,000	1,153,625
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		575,000	582,188
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		3,110,000	3,123,606
9.375% 5/21/21 (b)		6,155,000	6,251,172
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(e)		11,075,000	598,742
7.125% 6/26/42 (b)(e)		14,263,000	735,436
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,435,000	1,496,533
Sparc Em Spc 0% 12/5/22 (b)		678,510	657,313
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		2,555,000	2,729,858
Three Gorges Finance I Cayman Islands Ltd. 2.15% 9/22/30 (b)		4,905,000	4,917,753

TOTAL CAYMAN ISLANDS			40,056,960

Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 3.7% 1/30/50 (b)		4,050,000	4,276,547
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		1,845,000	1,901,446

TOTAL CHILE			6,177,993

Colombia - 0.2%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	2,507,725
Oleoducto Central SA 4% 7/14/27 (b)		2,760,000	2,866,260

TOTAL COLOMBIA			5,373,985

Curacao - 0.2%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	3,037,906
3.65% 11/10/21		1,030,000	1,027,425

TOTAL CURACAO			4,065,331

Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,097,844
Georgia - 0.7%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		10,695,000	10,979,086
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,663,000	4,616,370
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,347,849
Silknet JSC 11% 4/2/24 (Reg. S)		650,000	682,499

TOTAL GEORGIA			17,625,804

India - 0.1%
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		1,455,000	1,334,508
Indonesia - 0.6%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(e)		1,970,000	190,228
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		1,955,000	2,258,416
PT Adaro Indonesia 4.25% 10/31/24 (b)		6,930,000	6,737,259
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		8,865,000	7,280,381

TOTAL INDONESIA			16,466,284

Ireland - 0.8%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		9,455,000	9,357,495
Borets Finance DAC 6% 9/17/26 (b)		5,500,000	5,487,350
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		2,550,000	2,648,813
CBOM Finance PLC 4.7% 1/29/25 (b)		1,460,000	1,471,406
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		2,330,000	2,458,150

TOTAL IRELAND			21,423,214

Isle of Man - 0.2%
Sasol Financing International PLC 4.5% 11/14/22		5,890,000	5,698,575
Israel - 0.3%
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,367,200
6.125% 6/30/25 (Reg. S) (b)		2,545,000	2,624,531

TOTAL ISRAEL			6,991,731

Kazakhstan - 0.5%
BTA Bank JSC 5.5% 12/21/22 (b)		7,959,968	7,925,143
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		3,970,000	4,118,875
4.75% 4/24/25 (b)		1,205,000	1,324,747

TOTAL KAZAKHSTAN			13,368,765

Luxembourg - 2.4%
CSN Resources SA 7.625% 2/13/23 (b)		22,610,000	23,295,366
MHP SA 7.75% 5/10/24 (b)		3,960,000	4,124,588
Millicom International Cellular SA 6% 3/15/25 (b)		4,210,000	4,321,828
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		6,673,000	7,332,726
Rumo Luxembourg SARL 7.375% 2/9/24 (b)		19,098,000	19,981,283
Usiminas International SARL 5.875% 7/18/26 (b)		2,165,000	2,204,917
VM Holding SA 6.5% 1/18/28 (b)		1,230,000	1,341,930

TOTAL LUXEMBOURG			62,602,638

Malaysia - 0.1%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		2,620,000	2,929,448
Mauritius - 0.3%
HTA Group Ltd. 7% 12/18/25 (b)		1,225,000	1,277,063
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,427,125
6.5% 10/13/26 (b)		2,670,000	2,958,694
Vedanta Holdings Mauritius II Ltd. 13% 8/21/23 (b)		1,400,000	1,442,000

TOTAL MAURITIUS			7,104,882

Mexico - 6.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)(e)		1,615,000	380,534
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	10,266,823
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		4,440,000	4,612,050
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,759,856
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		1,180,000	1,129,113
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		4,880,000	4,700,050
Metalsa SA de CV 4.9% 4/24/23 (b)		10,882,000	10,892,202
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,915,000	18,018,239
8.625% 2/1/22		3,625,000	3,790,391
8.625% 12/1/23 (c)		930,000	921,863
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9003% 3/11/22 (c)(f)		4,950,000	4,835,804
3.5% 1/30/23		7,330,000	7,200,158
4.875% 1/24/22		9,840,000	9,929,175
4.875% 1/18/24		28,265,000	27,911,688
5.375% 3/13/22		4,290,000	4,344,966
6.375% 2/4/21		300,000	303,450
6.5% 6/2/41		2,085,000	1,599,422
6.75% 9/21/47		8,752,000	6,745,604
7.69% 1/23/50 (b)		44,374,000	37,141,038
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		26,690,000	16,339,284
Unifin Financiera SAPI de CV 7% 1/15/25 (b)		1,190,000	967,619

TOTAL MEXICO			174,789,329

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,467,347
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		1,260,000	1,597,050
Netherlands - 3.9%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		11,835,000	8,529,485
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		12,600,000	12,848,063
MDC GMTN BV 2.875% 11/7/29 (b)		6,010,000	6,439,595
Metinvest BV 7.75% 4/23/23 (b)		18,530,000	18,842,786
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)		30,870,000	8,026,200
Petrobras Global Finance BV:
5.75% 2/1/29		3,710,000	4,076,594
6.9% 3/19/49		2,395,000	2,653,959
7.375% 1/17/27		1,840,000	2,172,304
8.75% 5/23/26		8,405,000	10,508,877
Prosus NV 4.027% 8/3/50 (b)		5,525,000	5,642,406
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	8,686,000
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		2,940,000	2,811,375
VimpelCom Holdings BV 7.25% 4/26/23 (b)		6,930,000	7,645,869
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	3,851,456

TOTAL NETHERLANDS			102,734,969

Nigeria - 0.0%
Fidelity Bank PLC 10.5% 10/16/22 (b)		785,000	819,015
Panama - 0.2%
Cable Onda SA 4.5% 1/30/30 (b)		3,855,000	4,016,428
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,700,249
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		1,658,000	1,697,119
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	19,410,000	5,421,628

TOTAL PERU			7,118,747

Saudi Arabia - 1.6%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		30,205,000	33,140,548
4.25% 4/16/39 (b)		3,195,000	3,660,863
4.375% 4/16/49 (b)		5,940,000	7,102,220

TOTAL SAUDI ARABIA			43,903,631

Singapore - 0.8%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		14,785,000	14,757,278
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		1,530,000	1,466,627
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,666,668

TOTAL SINGAPORE			21,890,573

South Africa - 2.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		61,225,000	59,541,313
6.75% 8/6/23 (b)		7,660,000	7,056,775

TOTAL SOUTH AFRICA			66,598,088

Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		6,550,000	5,860,203
Turkey - 1.2%
Akbank TAS:
5.125% 3/31/25 (b)		1,350,000	1,248,750
7.2% 3/16/27 (b)(c)		3,365,000	3,070,563
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		8,260,000	8,143,844
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	5,958,619
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		1,420,000	1,443,075
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		3,605,000	3,217,463
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		4,070,000	3,767,294
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		6,445,000	6,173,102

TOTAL TURKEY			33,022,710

Ukraine - 0.0%
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		530,000	526,191
United Arab Emirates - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		1,665,000	1,946,489
4.875% 4/23/30 (b)		1,075,000	1,332,328
ADES International Holding Ltd. 8.625% 4/24/24 (b)		6,560,000	6,127,450
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	2,045,178

TOTAL UNITED ARAB EMIRATES			11,451,445

United Kingdom - 2.6%
Biz Finance PLC 9.625% 4/27/22 (b)		4,074,333	4,152,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		10,645,000	7,115,517
Fresnillo PLC 4.25% 10/2/50 (b)		2,700,000	2,655,450
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (b)		2,830,000	2,860,069
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		9,775,000	9,836,094
7.625% 11/8/26 (b)		2,455,000	2,364,472
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,916,250	1,954,575
Tullow Oil PLC 6.25% 4/15/22 (b)		30,060,000	15,217,875
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		2,095,800	2,106,279
Vedanta Resources PLC:
6.375% 7/30/22 (b)		17,300,000	13,667,000
8.25% 6/7/21 (b)		6,595,000	6,188,995

TOTAL UNITED KINGDOM			68,118,326

United States of America - 2.5%
Azul Investments LLP 5.875% 10/26/24 (b)		8,815,000	6,619,514
CEMEX Finance LLC 6% 4/1/24 (b)		1,485,000	1,507,275
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,414,963
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		21,215,000	21,038,597
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	15,934,050
Sasol Financing U.S.A. LLC 5.875% 3/27/24		1,515,000	1,452,506
Stillwater Mining Co. 6.125% 6/27/22 (b)		15,795,000	15,952,950

TOTAL UNITED STATES OF AMERICA			67,919,855

Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		5,000,000	137,500
5.5% 4/12/37 (e)		330,000	9,075
6% 5/16/24 (b)(e)		9,685,000	266,338
6% 11/15/26 (b)(e)		12,130,000	333,575
9.75% 5/17/35 (b)(e)		1,315,000	36,163
12.75% 2/17/22 (b)(e)		1,310,000	36,025

TOTAL VENEZUELA			818,676

TOTAL NONCONVERTIBLE BONDS
(Cost $1,079,599,943)			998,199,440

Government Obligations - 46.3%
Angola - 0.3%
Angola Republic:
8.25% 5/9/28 (b)		3,125,000	2,478,516
9.375% 5/8/48 (b)		965,000	750,891
9.5% 11/12/25 (b)		4,890,000	4,251,244

TOTAL ANGOLA			7,480,651

Argentina - 3.4%
Argentine Republic:
0.125% 7/9/30 (g)		93,737,307	38,900,982
0.125% 7/9/35 (g)		30,737,842	11,480,584
0.125% 1/9/38 (g)		9,996,530	4,248,525
1% 7/9/29		8,355,564	3,789,248
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	935,686
8.95% 2/19/21 (b)		3,372,800	3,035,520
Mendoza Province 8.375% 5/19/24 (b)(e)		965,000	625,441
Province of Santa Fe 7% 3/23/23 (b)		14,230,000	10,250,047
Provincia de Cordoba:
7.125% 6/10/21 (b)		17,590,000	10,735,397
7.45% 9/1/24 (b)		9,710,000	5,349,603

TOTAL ARGENTINA			89,351,033

Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		1,220,000	1,319,506
Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		3,525,000	3,692,438
Bahamas (Nassau) - 0.0%
Bahamian Republic 6% 11/21/28 (b)		1,095,000	991,523
Bahrain - 0.1%
Bahrain Kingdom 6.125% 7/5/22 (b)		2,215,000	2,310,522
Barbados - 0.5%
Barbados Government:
6.5% 2/1/21 (b)		2,936,800	2,918,445
6.5% 10/1/29 (b)		9,940,000	9,573,463

TOTAL BARBADOS			12,491,908

Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		5,250,000	5,090,859
Bermuda - 0.6%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	525,200
3.375% 8/20/50 (b)		1,825,000	1,903,133
3.717% 1/25/27 (b)		7,540,000	8,256,300
4.75% 2/15/29 (b)		4,160,000	4,964,700

TOTAL BERMUDA			15,649,333

Brazil - 1.7%
Brazilian Federative Republic:
2.875% 6/6/25		10,490,000	10,584,410
3.875% 6/12/30		3,725,000	3,725,000
4.75% 1/14/50		2,950,000	2,878,094
7.125% 1/20/37		4,065,000	5,038,059
8.25% 1/20/34		17,160,000	23,010,488

TOTAL BRAZIL			45,236,051

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		15,425,000	15,796,164
Colombia - 0.4%
Colombian Republic:
3% 1/30/30		1,840,000	1,875,650
5% 6/15/45		6,810,000	7,946,419

TOTAL COLOMBIA			9,822,069

Costa Rica - 0.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,910,000	1,569,781
7% 4/4/44 (b)		1,955,000	1,770,497

TOTAL COSTA RICA			3,340,278

Dominican Republic - 1.8%
Dominican Republic:
4.5% 1/30/30 (b)		1,520,000	1,489,125
5.5% 1/27/25 (b)		2,710,000	2,879,375
5.875% 1/30/60 (b)		4,500,000	4,246,875
5.95% 1/25/27 (b)		6,410,000	6,876,728
6% 7/19/28 (b)		4,120,000	4,427,713
6.4% 6/5/49 (b)		5,070,000	5,084,259
6.5% 2/15/48 (b)		755,000	761,370
6.5% 2/15/48 (Reg. S)		1,530,000	1,542,909
6.85% 1/27/45 (b)		2,830,000	2,982,113
6.875% 1/29/26 (b)		8,775,000	9,767,672
7.45% 4/30/44 (b)		7,520,000	8,443,550

TOTAL DOMINICAN REPUBLIC			48,501,689

Ecuador - 0.4%
Ecuador Republic:
0.5% 7/31/30 (b)(g)		8,320,000	5,636,800
0.5% 7/31/35 (b)(g)		6,645,000	3,704,588

TOTAL ECUADOR			9,341,388

Egypt - 2.6%
Arab Republic of Egypt:
, yield at date of purchase 12.9488% to 13.619% 12/15/20 to 3/23/21	EGP	111,475,000	6,764,174
7.0529% 1/15/32 (b)		1,665,000	1,586,433
7.5% 1/31/27 (b)		32,960,000	34,566,800
7.6003% 3/1/29 (b)		12,740,000	13,030,631
7.903% 2/21/48 (b)		4,875,000	4,488,047
8.5% 1/31/47 (b)		7,395,000	7,136,175
8.7002% 3/1/49 (b)		1,150,000	1,119,094

TOTAL EGYPT			68,691,354

El Salvador - 0.4%
El Salvador Republic:
5.875% 1/30/25 (b)		915,000	799,481
7.1246% 1/20/50 (b)		2,600,000	2,027,188
7.625% 2/1/41 (b)		935,000	782,478
7.75% 1/24/23 (b)		6,810,000	6,567,394
9.5% 7/15/52 (b)		1,670,000	1,580,759

TOTAL EL SALVADOR			11,757,300

Gabon - 0.1%
Gabonese Republic 6.375% 12/12/24 (b)		2,180,000	2,052,606
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		2,500,000	2,547,656
Ghana - 0.1%
Ghana Republic 10.75% 10/14/30 (b)		2,345,000	2,843,313
Guatemala - 0.1%
Guatemalan Republic:
4.9% 6/1/30 (b)		475,000	525,617
5.375% 4/24/32 (b)		1,870,000	2,148,163

TOTAL GUATEMALA			2,673,780

Honduras - 0.2%
Republic of Honduras:
5.625% 6/24/30 (b)		1,185,000	1,268,320
8.75% 12/16/20 (b)		4,461,000	4,495,852

TOTAL HONDURAS			5,764,172

Indonesia - 2.8%
Indonesian Republic:
3.85% 10/15/30		3,790,000	4,296,913
4.1% 4/24/28		7,530,000	8,555,963
4.35% 1/11/48		4,095,000	4,718,208
5.125% 1/15/45 (b)		9,585,000	12,050,142
5.25% 1/17/42 (b)		3,965,000	5,008,291
5.95% 1/8/46 (b)		4,505,000	6,292,922
6.625% 2/17/37 (b)		821,000	1,153,505
6.75% 1/15/44 (b)		3,710,000	5,542,972
7.75% 1/17/38 (b)		8,865,000	13,696,425
8.5% 10/12/35 (b)		7,965,000	12,756,445

TOTAL INDONESIA			74,071,786

Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		22,420,313	19,912,040
Ivory Coast - 0.4%
Ivory Coast:
5.75% 12/31/32		6,465,700	5,978,752
5.875% 10/17/31 (b)	EUR	3,660,000	3,875,460

TOTAL IVORY COAST			9,854,212

Jamaica - 0.1%
Jamaican Government:
6.75% 4/28/28		725,000	824,688
7.875% 7/28/45		1,995,000	2,524,298

TOTAL JAMAICA			3,348,986

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,571,975
6.125% 1/29/26 (b)		2,860,000	2,923,456

TOTAL JORDAN			9,495,431

Kenya - 0.1%
Republic of Kenya 6.875% 6/24/24 (b)		3,740,000	3,803,113
Korea (South) - 0.3%
Korean Republic 1% 9/16/30		6,770,000	6,676,003
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (e)		7,337,000	1,283,975
6.375% 12/31/49 (e)		9,133,000	1,621,108

TOTAL LEBANON			2,905,083

Mexico - 2.2%
United Mexican States:
3.25% 4/16/30		7,105,000	7,289,730
3.75% 1/11/28		6,690,000	7,195,931
3.9% 4/27/25		2,875,000	3,143,813
4.5% 4/22/29		3,880,000	4,349,238
4.75% 4/27/32		1,910,000	2,162,478
5.75% 10/12/2110		19,860,000	22,863,825
6.05% 1/11/40		7,695,000	9,662,034
6.5% 6/9/22	MXN	16,030,000	749,203

TOTAL MEXICO			57,416,252

Mongolia - 0.0%
Mongolia Government 5.125% 4/7/26 (b)		1,125,000	1,130,625
Morocco - 0.3%
Moroccan Kingdom:
1.375% 3/30/26 (b)	EUR	3,350,000	3,908,069
4.25% 12/11/22 (b)		2,775,000	2,915,484
5.5% 12/11/42 (b)		850,000	1,053,203

TOTAL MOROCCO			7,876,756

Namibia - 0.0%
Republic of Namibia 5.5% 11/3/21 (b)		765,000	770,498
Nigeria - 0.8%
Republic of Nigeria:
6.75% 1/28/21 (b)		2,415,000	2,421,792
7.625% 11/21/25 (b)		18,215,000	18,960,677

TOTAL NIGERIA			21,382,469

Oman - 0.5%
Sultanate of Oman:
3.875% 3/8/22 (b)		6,325,000	6,247,914
4.125% 1/17/23 (b)		3,485,000	3,409,855
6.75% 1/17/48 (b)		3,790,000	3,136,225

TOTAL OMAN			12,793,994

Pakistan - 0.2%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,300,000	1,376,375
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		4,200,000	4,184,250

TOTAL PAKISTAN			5,560,625

Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		3,620,000	3,668,870
3.87% 7/23/60		2,685,000	3,078,520

TOTAL PANAMA			6,747,390

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		3,885,000	3,817,013
Paraguay - 0.3%
Republic of Paraguay:
4.95% 4/28/31 (b)		4,575,000	5,284,125
5.4% 3/30/50 (b)		2,105,000	2,548,366

TOTAL PARAGUAY			7,832,491

Qatar - 2.3%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	23,226,197
4% 3/14/29 (b)		8,120,000	9,490,250
4.4% 4/16/50 (b)		3,910,000	5,039,013
4.5% 4/23/28 (b)		1,100,000	1,313,125
4.817% 3/14/49 (b)		9,275,000	12,474,875
5.103% 4/23/48 (b)		3,555,000	4,933,673
9.75% 6/15/30 (b)		3,415,000	5,730,797

TOTAL QATAR			62,207,930

Romania - 0.3%
Romanian Republic:
3% 2/14/31 (b)		3,219,000	3,303,499
4.375% 8/22/23 (b)		2,395,000	2,603,814
4.625% 4/3/49	EUR	2,185,000	3,119,796

TOTAL ROMANIA			9,027,109

Russia - 3.8%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		6,400,000	7,200,000
4.375% 3/21/29(Reg. S)		15,400,000	17,694,600
5.1% 3/28/35 (b)		26,000,000	31,866,250
5.1% 3/28/35(Reg. S)		9,200,000	11,275,750
5.25% 6/23/47 (b)		12,200,000	16,165,000
5.25% 6/23/47(Reg. S)		3,600,000	4,770,000
5.625% 4/4/42 (b)		2,825,000	3,781,969
5.875% 9/16/43 (b)		985,000	1,362,686
5.875% 9/16/43 (Reg. S)		600,000	830,063
7.6% 7/20/22	RUB	516,350,000	6,977,652

TOTAL RUSSIA			101,923,970

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		7,500,000	7,715,625
Saudi Arabia - 0.9%
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)		6,140,000	6,562,125
3.625% 3/4/28 (b)		3,515,000	3,891,764
3.75% 1/21/55 (b)		2,915,000	3,155,488
4.5% 4/22/60 (b)		4,810,000	5,965,903
4.625% 10/4/47 (b)		3,295,000	4,028,138

TOTAL SAUDI ARABIA			23,603,418

Serbia - 0.2%
Republic of Serbia 7.25% 9/28/21 (b)		4,910,000	5,204,600
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		7,705,000	7,567,755
7.55% 3/28/30 (b)		735,000	496,125
7.85% 3/14/29 (b)		3,180,000	2,191,219

TOTAL SRI LANKA			10,255,099

Turkey - 4.0%
Turkish Republic:
3.25% 3/23/23		26,005,000	24,647,864
4.25% 3/13/25		10,675,000	9,824,336
4.875% 4/16/43		7,940,000	5,917,781
5.125% 3/25/22		21,935,000	21,845,889
5.75% 5/11/47		16,230,000	12,902,850
6% 1/14/41		2,710,000	2,247,606
6.25% 9/26/22		25,370,000	25,520,634
6.35% 8/10/24		3,290,000	3,282,803

TOTAL TURKEY			106,189,763

Ukraine - 2.9%
Ukraine Government:
7.375% 9/25/32 (b)		3,310,000	3,109,331
7.75% 9/1/21 (b)		59,047,000	60,641,269
7.75% 9/1/22 (b)		6,807,000	6,997,596
7.75% 9/1/24 (b)		2,760,000	2,770,350
7.75% 9/1/26 (b)		2,195,000	2,186,083
7.75% 9/1/27 (b)		1,360,000	1,347,250

TOTAL UKRAINE			77,051,879

United Arab Emirates - 1.6%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	6,565,300
2.5% 4/16/25 (b)		5,860,000	6,204,275
3.125% 4/16/30 (b)		8,570,000	9,566,263
3.125% 9/30/49 (b)		10,540,000	11,274,506
3.875% 4/16/50 (b)		7,190,000	8,758,319

TOTAL UNITED ARAB EMIRATES			42,368,663

United States of America - 4.8%
U.S. Treasury Notes 0.375% 9/30/27		128,974,000	128,107,435
Uruguay - 0.2%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (h)(i)		1,000,000	10
value recovery B rights 1/2/21 (h)(i)		1,500,000	15
Uruguay Republic 5.1% 6/18/50		4,885,000	6,550,480

TOTAL URUGUAY			6,550,505

Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (b)		2,495,000	2,620,530
Venezuela - 0.1%
Venezuelan Republic:
9.25% 9/15/27 (e)		32,390,000	2,510,225
11.95% 8/5/31 (Reg. S) (e)		14,080,000	1,091,200
12.75% 8/23/22 (e)		2,705,000	209,638

TOTAL VENEZUELA			3,811,063

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 1.125% 3/13/28 (c)(f)		1,040,000	985,731
4.8% 11/19/24 (b)		705,000	786,295
5.5% 3/12/28		23,421,933	23,085,243

TOTAL VIETNAM			24,857,269

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,244,631,312)			1,233,635,218

Preferred Securities - 2.3%
Cayman Islands - 1.5%
Banco Do Brasil SA:
6.25% (b)(c)(d)		3,590,000	3,361,138
8.5% (b)(c)(d)		2,375,000	2,372,031
Banco Mercantil del Norte SA:
6.875% (b)(c)(d)		1,365,000	1,347,938
7.625% (b)(c)(d)		2,830,000	2,807,077
Cosan Overseas Ltd. 8.25% (d)		22,851,000	23,308,020
Itau Unibanco Holding SA 6.125% (b)(c)(d)		6,225,000	5,999,539
Odebrecht Finance Ltd. 7.5% (b)(d)(e)		22,325,000	1,234,852

TOTAL CAYMAN ISLANDS			40,430,595

Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(d)		1,300,000	1,280,498
Ireland - 0.8%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		10,187,000	10,206,101
Tinkoff Credit Systems 9.25% (Reg. S) (c)(d)		9,739,000	10,268,558

TOTAL IRELAND			20,474,659

TOTAL PREFERRED SECURITIES
(Cost $75,093,630)			62,185,752
		Shares	Value

Money Market Funds - 13.5%
Fidelity Cash Central Fund 0.10% (j)
(Cost $359,795,513)		359,724,061	359,796,005
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,759,120,398)			2,653,816,415
NET OTHER ASSETS (LIABILITIES) - 0.4%			10,324,949
NET ASSETS - 100%			$2,664,141,364

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,458,431,840 or 54.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Quantity represents share amount.

 (i) Level 3 security

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,285,100
Total	$1,285,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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